Related party transactions	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions
13.	Related party transactions

(a)	Identify related parties

For the purposes of the consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control. Related parties may be individuals or other entities.

Related parties also include key management personnel. Key management personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The key management personnel of the Group include directors of the Group.

(b)	Significant related party transactions and balances

(i)	Amount due from/to associates represent non-trade balances which are unsecured, interest free and receivable on demand.

13.	Related party transactions (Cont’d)

(b)	Significant related party transactions and balances (Cont’d)

(ii)	The amount due to director of the Group represent non-trade balances, unsecured and the principal outstanding sum which is expected to be repayable within 2 years (2025: Nil). The effective interest rate used to discount the non-current amount due to director is 6.65% (2025: Nil) per annum.

(iii)	Related party transactions have been entered in the normal course of business under negotiated terms. In addition to the related party balances disclosed elsewhere in the consolidated financial statements, the related party transactions of the Group are as follows:

	2026	2025	2024
	USD	USD	USD

Associates:
Alps Globemedics
Agent commission	105,050	196,531	120,189
Management fee income	14,185	13,534	12,916

Related party:
Director
Agent commission	13,333	45,590	18,102
Management fee income	-	-	12,916
Patent License Agreement *	-		707,028

Major shareholder
Sale of cellular therapy	32,783	13,042	-

*	During the financial year ended March 31, 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.

(c)	Compensation of key management personnel

The remuneration of key management personnel during the financial year are as follows:

	2026	2025	2024
	USD	USD	USD

Fee	34,659	79,998	71,811
Salaries and other emoluments	349,783	185,871	162,726
Defined contribution plans	32,078	20,555	19,255

	416,520	286,414	253,792